CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue, net	$ 11,185	$ 21,442
Operating expenses:
Costs of goods sold, including related party expenses of $447 and $108, respectively	9,983	2,414
Selling, general and administrative, including related party expenses of $494 and $614, respectively	71,041	28,870
Research and development, including related party expenses of $255 and $272, respectively	12,867	16,115
Amortization of intangible assets	2,267	2,267
Total operating expenses	96,158	49,666
Loss from operations	(84,973)	(28,224)
Change in the fair value of convertible promissory notes	(128)
Change in fair value of warrant liabilities	(7,646)	(1,466)
Change in fair value of tranche rights liability		256
Interest expense, net	(1,364)	(432)
Other income, net	781	6,000
Loss before income taxes	(93,330)	(23,866)
Provision for income taxes	17	2,039
Net loss	(93,347)	(25,905)
Accretion for Class A common stock to redemption amount	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$ (187,857)	$ (37,844)
Earnings Per Share, Basic	$ (85.22)	$ (17.61)
Earnings Per Share, Diluted	$ (85.22)	$ (17.61)
Weighted average common shares outstanding - basic	2,204,486	2,149,182
Weighted average common shares outstanding - diluted	2,204,486	2,149,182
Product revenue
Revenue:
Total revenue, net	$ 11,185	$ 2,708
Licensing revenue
Revenue:
Total revenue, net		$ 18,734